Debt and Capital Lease Obligations (Tables)	9 Months Ended
Sep. 30, 2012
Debt Disclosure [Abstract]
Summary of the current and non-current portions of the debt outstanding

	September 30, 2012
	Current	Non-Current
10% Senior Secured Notes, net of discount, due June 2020	$—	$635,802
3.25% Convertible Notes, net of discount, due June 2016	—	196,699
5.00% Debentures, net of discount	—	2,774
6.00% Convertible Notes, net of discount, due June 2017	—	328,494
Bank loans with a weighted average rate of 4.00% due November 2012 - September 2017	32,693	4,435
Total debt	32,693	1,168,204

Capital lease obligations	242	15,324
Total debt and capital lease obligations	$32,935	$1,183,528

	December 31, 2011
	Current	Non-Current
3.25% Convertible Notes, net of discount, due June 2016	$—	$190,877
Bank loans 2.69% - 3.88% due February 2012 - September 2017	1,516	5,668
Total debt	$1,516	$196,545

	December 31, 2011
	Current	Non-Current
Notes 3.25%, net of discount, due June 2016	$—	$190,877
Bank loans 2.69% - 3.88% due February 2012 - September 2017	1,516	5,668
Total debt	$1,516	$196,545